NOTE 10 - NOTES PAYABLE - RELATED PARTIES (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Accrued interest	$ 363,507	$ 219,978
Notes payable - related parties
Accrued interest	250,334	892,819
Interest expense	$ 207,380	$ 150,641